SHAREHOLDERS' EQUITY - Share based compensation plan (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 19, 2014	Feb. 29, 2016
Previous plan
Share based compensation plan
Expiration period	5 years
Number of trading days prior to settlement date	5 days
Maximum number of shares issuable as a percentage of shares issued and outstanding	10.00%
Previous plan | Share-based Compensation Award, Tranche One
Share based compensation plan
Vesting percentage	25.00%
Vesting period	1 year
Previous plan | Share-based Compensation Award, Tranche Two
Share based compensation plan
Vesting percentage, percentage of the remaining vesting percentage to vest monthly	2.78%
Vesting percentage, remaining percentage	75.00%
Plan
Share based compensation plan
Maximum number of shares issuable as a percentage of shares issued and outstanding		10.00%
Common stock reserved for issuance under plan		302,007